REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Feb. 28, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Device rental activities	$6,920,336	$5,050,255
Direct sales of goods and services	825,000	1,080,631
	$7,745,336	$6,130,886